Schedule of aging of trade receivables (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current	$ 30,034,661	$ 18,583,585
Expected credit loss provision	(58,472)	(67,466)
Net trade receivables	29,976,189	18,516,119
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivables	26,263,555	16,461,821
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	685,112	846,232
Later Than Two Month And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	868,473	537,836
Greater Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 2,217,521	$ 737,696